CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (31,203,801)	$ (4,604,082)	¥ (40,882,577)	¥ (31,456,388)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	856,735	126,410	955,083	526,046
Gain from disposal of equipment	(35,919)	(5,300)	(40,688)	(193,657)
Provision for doubtful accounts	1,766,286	260,613	14,475,074	3,252,868
Provision for slow moving inventories	0	0	2,428,288	7,700,836
Share based compensation	2,039,446	300,918	2,096,162	1,294,629
Restricted shares issued for management	12,904,723	1,904,076	3,595,146	1,828,788
Deferred tax provision (benefit)	0	0	1,742,098	(532,136)
Change in fair value of warrants liability	0	0	0	(4,034,272)
Restricted shares issued for services	8,399,240	1,239,298	2,287,415	1,585,462
Loss from warrants redemption	0	0	0	2,496,375
Income tax benefit	307,900	45,430	545,845	(2,552,075)
Changes in operating assets and liabilities:
Notes receivable	(1,452,783)	(214,356)	(454,647)	(4,205,530)
Trade accounts receivable, net	(245,190)	(36,177)	14,658,360	(3,245,218)
Inventories, net	3,597,832	530,856	1,191,811	(4,209,241)
Purchase advance, net	(10,534,132)	(1,554,298)	4,930,479	3,271,935
Deferred revenue	853,044	125,866	(1,878,848)	(2,134,295)
Accrued payroll and employees' welfare	1,633,405	241,007	134,320	(170,835)
Taxes payable	(78,700)	(11,612)	790,199	(1,322,818)
Net cash provided by (used in) operating activities	5,671,073	836,763	(285,674)	(15,102,337)
Cash flows from investing activities:
Purchases of property and equipment	(638,119)	(94,154)	(181,075)	(2,078,204)
Proceeds from disposal of equipment	51,900	7,658	60,000	400,400
Net cash used in investing activities	(586,219)	(86,496)	(121,075)	(1,677,804)
Cash flows from financing activities:
Proceeds from short-term bank loans	0	0	500,000	7,000,000
Repayments of short-term bank loans	0	0	(7,500,000)	(10,000,000)
Proceeds from short-term borrowings	1,100,000	162,304	530,000	0
Repayment of short-term borrowings	(1,330,000)	(196,240)	0	0
Proceeds from sale of common stock, net of issuance costs	0	0	171,919	2,392,027
Net cash (used in) provided by financing activities	(3,076,964)	(454,002)	(10,183,446)	11,092,027
Effect of exchange rate fluctuation on cash and cash equivalents	(16,231)	(2,399)	62,886	(61,543)
Net increase (decrease) in cash	1,991,659	293,866	(10,527,309)	(5,749,657)
Cash at beginning of year	1,817,620	268,188	12,344,929	18,094,586
Cash at end of year	3,809,279	562,054	1,817,620	12,344,929
Supplemental cash flow information
Cash paid during the year for interest	571,037	84,256	903,368	1,060,529
Cash paid during the year for taxes	284,487	41,976	142,477	881,794
Non-cash investing and financing activities
Issuance of common stock to redeem warrants	0	0	0	3,462,438
AR and short-term borrowings-related parties offset	0	0	200,000	0
Inventories used for fixed assets	0	0	1,025,410	0
Non-cash payment for property and equipment purchase	87,265	12,876	0	0
Issuance of unvested common stock to senior managers	55,685	8,216	0	0
All Other [Member]
Changes in operating assets and liabilities:
Other receivable, net	17,632,104	2,601,595	(1,775,659)	2,481,328
Prepaid expense	(718,130)	(105,959)	716,004	1,808,350
Trade accounts payable	812,440	119,875	(9,615,363)	2,213,583
Other payables	(189,302)	(27,931)	712,525	71,584
Related Party [Member]
Changes in operating assets and liabilities:
Trade accounts receivable, net	0	0	1,090,453	4,315,755
Other receivable, net	0	0	91,021	1,323,412
Purchase advance, net	0	0	1,374,034	0
Prepaid expense	0	0	420,000	(190,000)
Trade accounts payable	0	0	0	3,528,705
Other payables	(366,225)	(54,036)	1,869,889	1,003,678
Cash flows from financing activities:
Proceeds from short-term borrowings	13,103,718	1,933,438	12,895,400	18,250,000
Repayment of short-term borrowings	¥ (15,950,682)	$ (2,353,504)	¥ (16,780,765)	¥ (6,550,000)